Shareholder Report, Holdings (Details) - C000009521 [Member]	Jul. 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.18%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.38%